SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of financial assets and liabilities measured at fair value on recurring basis

	Fair Value Measurements
	as of March 31, 2023 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Contingent consideration	$—	$—	$12,098,475	$12,098,475
	$—	$—	$12,098,475	$12,098,475

	Fair Value Measurements
	as of December 31, 2022 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Contingent consideration	$—	$—	$12,098,475	$12,098,475
	$—	$—	$12,098,475	$12,098,475

	Fair Value Measurements
	as of December 31, 2022 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant liability	$—	$—	$—	$—
Contingent consideration	—	—	12,098,475	12,098,475
Derivative liability	—	—	—	—
	$—	$—	$12,098,475	$12,098,475

	Fair Value Measurements
	as of December 31, 2021 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant liability	$—	$18,223	$—	$18,223
Contingent consideration	—	—	12,179,476	12,179,476
Derivative liability	—	—	2,294,720	2,294,720
	$—	$18,223	$14,474,196	$14,492,419

Schedule of changes in acquisition-related contingent consideration

Contingent
Consideration
Liability
Balance as of December 31, 2020	$—
Initial recognition in connection with acquisition of Harper & Jones	3,421,516
Stock price guarantee per consulting agreement	67,000
Conversion into shares	(73,500)
Change in fair value	8,764,460
Outstanding as of December 31, 2021	12,179,476
Repayments to Harper & Jones seller	(645,304)
Change in fair value	564,303
Outstanding as of December 31, 2022	$12,098,475

Schedule of changes in derivative liability

Derivative
Liability
Outstanding as of December 31, 2020	$—
Initial fair value on issuance of convertible note	3,204,924
Change in fair value	(910,204)
Outstanding as of December 31, 2021	2,294,720
Initial fair value on issuance of convertible note	559,957
Conversion of underlying notes into common stock	(1,500,243)
Change in fair value	(1,354,434)
Outstanding as of December 31, 2022	$—

Schedule of inventory

	March 31,	December 31,
	2023	2022
Raw materials	$1,512,651	$1,611,134
Work in process	653,412	888,643
Finished goods	2,760,031	2,725,505
Inventory	$4,926,094	$5,225,282

	December 31,
	2022	2021
Raw materials	$1,611,134	$292,167
Work in process	888,643	242,673
Finished goods	2,725,505	2,220,519
Inventory	$5,225,282	$2,755,358

Schedule of potentially dilutive items outstanding

	March 31,
	2023	2022
Convertible notes	—	51,648
Series A convertible preferred stock	108	—
Common stock warrants	5,943,626	9,145
Stock options	38,951	38,951
Total potentially dilutive shares	5,982,685	99,744

	December 31,
	2022	2021
Convertible notes	947,867	47,912
Series A convertible preferred stock	108,000	—
Common stock warrants	4,418,320	35,801
Stock options	38,951	38,951
Total potentially dilutive shares	5,513,138	122,664

Schedule of estimated useful lives of amortizable intangible assets

Customer relationships	3 years

Schedule of changes in common stock warrant liability

Warrant
Liability
Outstanding as of December 31, 2020	$6,265
Change in fair value	11,958
Outstanding as of December 31, 2021	18,223
Change in fair value	(18,223)
Outstanding as of December 31, 2022	$—

Summary of goodwill and intangible impairment

	Year Ended
	December 31,
	2022	2021
Bailey brand name	$2,182,000	$3,400,000
Harper & Jones brand name	1,485,000	—
Total impairment of intangibles	3,667,000	3,400,000
Bailey goodwill	3,321,095	—
Harper & Jones goodwill	8,551,237	—
Total impairment of goodwill	11,872,332	—
Total impairment	$15,539,332	$3,400,000

Summary of contingent consideration

	March 31,	December 31,
	2023	2022
Bailey	$10,698,475	$10,698,475
Harper & Jones	1,400,000	1,400,000
	$12,098,475	$12,098,475

	December 31,
	2022	2021
Bailey	$10,698,475	7,935,016
Harper & Jones	1,400,000	4,244,460
	$12,098,475	$12,179,476